Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 641,064
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,437,386
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,287,137
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 200,000
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/26 ..... 615 618,403
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 3,600 3,631,675
State of Alabama
Series 2014A , GO , 3.00% , 08/01/26 ..... 100 100,000
Series 2016C , GO , 5.00% , 08/01/26 ..... 330 330,000
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 120,209
8,365,874
Alaska — 0.2%
Alaska Housing Finance Corp., Series II 2021A,
RB, 5.00%, 12/01/26 .............. 100 100,696
Alaska Municipal Bond Bank Authority
Series 2025 , RB , 5.00% , 10/01/26 ...... 195 195,701
Series 2020-1 , RB , 5.00% , 12/01/26 ..... 160 161,182
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 240 240,430
Series 2022A , GO , 5.00% , 09/01/26 ..... 475 475,851
Series 2024B , GO , 5.00% , 09/01/26 ..... 80 80,143
Series D , GO , 5.00% , 09/01/26 ........ 25 25,027
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 100,000
1,379,030
Arizona — 0.1%
Arizona Board of Regents, Series 2024, RB,
5.00%, 08/01/26 ................. 100 100,000
Arizona Industrial Development Authority, Series
2024, RB, VRDN, 5.00%, 11/01/26
(a)
..... 300 301,437
County of Pima, COP, 5.00%, 12/01/26 .... 420 422,675
824,112
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 10/01/26 ................. 20 20,033
California — 6.5%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 245,200
Alameda Unified School District-Alameda
County, Series 2004A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 105,000
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26
(b)
............. 115 115,000
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 500,000
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 501,946
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 125 125,000
California Health Facilities Financing Authority
Series 2015 , RB , 5.00% , 11/15/26 ...... 200 200,292
Series 2018A , RB , 5.00% , 11/15/26 ..... 260 261,813
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 80,317
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 130,515
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 5.00% , 10/01/27 ..... USD 100 $ 100,409
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 100,250
California State Public Works Board
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 190,000
Series E , RB , 5.00% , 09/01/26 ......... 75 75,146
Series B , RB , 5.00% , 10/01/26 ......... 385 386,556
California State University
Series 2016B-3 , RB , VRDN,
3.13% , 11/01/26
(a)
............... 250 250,269
Series 2016A , RB , 4.00% , 11/01/26 ..... 200 200,235
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 210,403
Series 2017A , RB , 5.00% , 11/01/26 ..... 630 633,954
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 50,314
Series 2026A , RB , 5.00% , 11/01/26 ..... 585 588,671
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 145,000
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 80,155
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 160,662
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 235 235,000
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 50,211
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 1,500 1,499,766
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(b)
................ 150 150,000
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26
(b)
........ 50 50,000
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 80,000
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 99,561
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 100,000
Grossmont Union High School District
(b)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 90,000
Series 2008 , GO , 0.00% , 08/01/26 ...... 825 825,000
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 100,000
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/26 ......... 205 205,000
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 500,000
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 415,000
Series D , GO , 5.00% , 08/01/26 ........ 500 500,000
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/26 ......... 435 438,834
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 130 130,246
Metropolitan Water District of Southern
California, Series 2021B, RB, 5.00%, 10/01/26 175 175,693
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 920 925,273
Series 2020A , RB , 5.00% , 11/01/26 ..... 415 417,359
Series 2026B , RB , 5.00% , 11/01/26
(c)
.... 1,000 1,005,489
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/26 (NPFGC)
(b)
.. 175 175,000
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 190,000
Pajaro Valley Unified School District, Series
2005B, GO, 0.00%, 08/01/26
(b)
........ 100 100,000

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. USD 335 $ 335,000
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 163,932
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 125,000
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 40,034
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 80,063
Series 2021I , RB , 5.00% , 08/15/26 ...... 1,295 1,296,014
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 75,059
San Diego Public Facilities Financing Authority
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 210,000
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 330,000
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 55,000
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 210,000
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,001,937
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 502,093
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 1,000 1,000,000
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 94,784
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 435 434,012
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 100,128
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 176,131
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 500 500,000
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 500,000
Southern California Logistics Airport Authority,
Series 2025A, 5.00%, 12/01/26 ........ 880 886,883
State of California
GO , 5.00% , 08/01/26 ............... 270 270,000
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 340,000
Series C , GO , 5.00% , 08/01/26 ........ 785 785,000
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,150,000
GO , 5.00% , 09/01/26 ............... 1,445 1,447,772
GO , 5.00% , 10/01/26 ............... 3,615 3,629,431
Series 2019 , GO , 5.00% , 10/01/26 ...... 235 235,938
GO , 4.00% , 11/01/26 ............... 850 853,118
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 714,318
GO , 5.00% , 11/01/26 ............... 370 372,250
Series CX , GO , 3.00% , 12/01/26 ....... 500 500,312
GO , 5.00% , 12/01/26 ............... 1,415 1,426,586
GO , 5.00% , 08/01/27 ............... 305 305,971
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 662,102
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 130,136
GO , 5.00% , 09/01/27 ............... 185 185,336
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 80,046
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 80,104
Series AX , RB , 5.00% , 12/01/26 ........ 425 428,649
Series AZ , RB , 5.00% , 12/01/26 ........ 120 121,030
Series BA , RB , 5.00% , 12/01/26 ........ 40 40,343
Series BB , RB , 5.00% , 12/01/26 ........ 185 186,588
Security
Par (000)
Par (000) Value
California (continued)
Series BD , RB , 5.00% , 12/01/26 ....... USD 265 $ 267,275
37,222,914
Colorado — 6.3%
Adams & Weld Counties School District No. 27J
Brighton, Series 2026B, GO, 5.50%, 12/01/26
(SAW) ....................... 605 610,270
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 70,000
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,000,000
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 558,568
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 382,443
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 226,446
Series 2018B , RB , 5.00% , 12/01/26 ..... 175 176,276
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN, ( Bank of America
NA SBPA ), 2.20% , 08/11/26
(a)
....... 25,000 25,000,000
Series 2007A , RB , VRDN, ( TD Bank NA
SBPA ), 2.25% , 08/11/26
(a)
.......... 2,905 2,905,000
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 185 186,274
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 216,481
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 176,206
Series 2023B , RB , 5.00% , 11/15/26 ..... 175 176,206
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 65,448
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 130,896
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/26 ...... 215 216,667
Colorado Health Facilities Authority
Series 2019A-2 , RB , 5.00% , 08/01/26 .... 475 475,000
Series 2022A , RB , 5.00% , 11/01/26 ..... 300 301,393
County of Jefferson, COP, 5.00%, 12/01/26 .. 250 251,774
Denver City & County School District No. 1
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 317,204
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 330 332,309
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 211,809
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 1,340 1,337,205
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/26 ................. 140 141,053
University of Colorado, Series 2021C-3B, RB,
VRDN, 2.00%, 10/15/26
(a)
........... 765 763,118
36,228,046
Connecticut — 4.8%
Connecticut State Health & Educational Facilities
Authority, Series 2017A-1, RB, VRDN,
2.20%, 08/11/26
(a)
................ 24,000 24,000,000
State of Connecticut
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 300,000
Series 2018F , GO , 5.00% , 09/15/26 ..... 230 230,605
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 381,000
Series 2026A , GO , 5.00% , 09/15/26 ..... 1,000 1,002,632
Series E , GO , 5.00% , 10/15/26 ........ 225 226,020
Series 2022G , GO , 5.00% , 11/15/26 ..... 535 538,454
State of Connecticut Special Tax
Series A , RB , 5.00% , 09/01/26 ......... 125 125,226
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 80,301
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 427,436
27,311,674

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware — 0.1%
Delaware Transportation Authority, Series 2020,
RB, 5.00%, 09/01/26 .............. USD 570 $ 571,038
State of Delaware, Series 2019A, GO,
5.00%, 10/01/26 ................. 105 105,388
676,426
District of Columbia — 4.0%
District of Columbia
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 592,782
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 564,062
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,008,809
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 235,891
District of Columbia Water & Sewer Authority
Series 2025C-2 , RB , VRDN, ( Bank of
America NA SBPA ), 3.05% , 08/04/26
(a)
. 20,000 20,000,000
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 195,698
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 205,733
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 250,894
23,053,869
Florida — 6.6%
Central Florida Expressway Authority, Series
2016B, RB, 5.00%, 07/01/27 ......... 110 110,119
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/26 ......... 270 270,979
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,090 1,094,185
Series B , RB , 5.00% , 10/01/26 ......... 325 326,248
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/26 ................. 500 501,813
County of Miami-Dade
Series 2016 , RB , 5.00% , 10/01/26 ...... 160 160,609
Series B , RB , 5.00% , 10/01/26 ......... 615 615,261
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,001,703
County of Miami-Dade Transit System, Series
2017, RB, 5.00%, 07/01/27 .......... 315 315,536
County of Seminole, Series 2025A, RB,
5.00%, 10/01/26 ................. 120 120,408
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,001,702
Florida Municipal Power Agency
Series 2021B , RB , 5.00% , 10/01/26 ..... 160 160,528
Series 2025A , RB , 5.00% , 10/01/26 ..... 260 260,858
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 240 240,879
JEA Electric System, Series 2024A, RB,
5.00%, 10/01/26 ................. 220 220,834
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 600 602,206
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/26 .... 115 115,000
Series 2017B , COP , 5.00% , 08/01/26 .... 915 915,000
Orlando Utilities Commission
Series 2015B , RB , VRDN, ( TD Bank NA
SBPA ), 2.53% , 08/11/26
(a)
.......... 25,000 25,000,000
Series 2020A , RB , 5.00% , 10/01/26 ..... 525 527,024
Series 2026A , RB , 5.00% , 10/01/26 ..... 2,000 2,007,712
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/26 .... 850 850,000
Series 2018A , COP , 5.00% , 08/01/26 .... 230 230,000
Series 2022B , COP , 5.00% , 08/01/26 .... 680 680,000
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 555 556,949
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Lottery, Series 2016A, RB,
5.00%, 07/01/27 ................. USD 145 $ 145,230
38,030,783
Georgia — 3.3%
City of Atlanta
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 201,458
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 680,386
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 321,889
Series 2018C , RB , 5.00% , 11/01/26 ..... 575 578,394
Series 2026 , RB , 5.00% , 11/01/26 ...... 1,000 1,005,902
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 155,000
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 195 195,000
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 240,000
Main Street Natural Gas, Inc.
Series 2019C , RB , VRDN, 4.00% , 09/01/26
(a)
980 980,916
Series 2019C , RB , 5.00% , 09/01/26 ..... 925 926,575
Series 2024C , RB , 5.00% , 12/01/26 ..... 260 261,338
Metropolitan Atlanta Rapid Transit Authority,
Series 2026B, RB, VRDN, (TD Bank NA
LOC), 2.95%, 08/04/26
(a)
............ 12,000 12,000,000
Municipal Electric Authority of Georgia, Series
2020A, RB, 5.00%, 11/01/26 ......... 100 100,548
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 400 400,722
State of Georgia
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 625,000
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 347,413
19,020,541
Hawaii — 0.7%
City & County Honolulu Wastewater System,
Series A, RB, 5.00%, 07/01/27 ........ 300 300,514
City & County of Honolulu
Series 2019C , GO , 4.00% , 08/01/26 ..... 275 275,000
Series D , GO , 5.00% , 09/01/26 ........ 615 616,126
County of Hawaii, Series C, GO,
5.00%, 09/01/26 ................. 80 80,138
County of Maui, Series 2015, GO,
3.00%, 09/01/26 ................. 1,500 1,500,313
State of Hawaii
Series FG , GO , 5.00% , 10/01/26 ....... 485 486,839
Series FH , GO , 5.00% , 10/01/26 ....... 125 125,474
Series FN , GO , 5.00% , 10/01/26 ....... 580 582,199
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 145,502
4,112,105
Illinois — 1.4%
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/26 ...... 135 135,664
Series 2024A , RB , 5.00% , 11/01/26 ..... 505 507,482
County of Cook
Series 2021B , GO , 4.00% , 11/15/26 ..... 375 376,285
Series 2016A , GO , 5.00% , 11/15/26 ..... 330 332,053
Series 2016A , GO , 5.00% , 11/15/26 ..... 90 90,586
Series 2022A , RB , 5.00% , 11/15/26 ..... 195 196,214
Series 2024 , RB , 5.00% , 11/15/26 ...... 90 90,560
Series 2026 , RB , 5.00% , 11/15/26
(c)
..... 265 266,290
County of Will, Series 2025B, GO,
5.00%, 11/15/26 ................. 115 115,673

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... USD 150 $ 150,740
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/26 ........ 245 246,794
Series D , GO , 5.00% , 12/01/26 ........ 125 125,915
State of Illinois
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 150,250
Series 2018A , GO , 5.00% , 10/01/26 ..... 915 917,983
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 401,304
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,003,260
Series 2017D , GO , 5.00% , 11/01/26 ..... 2,450 2,462,161
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 50,248
Series 2021A , GO , 5.00% , 12/01/26 ..... 200 201,336
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 100,147
7,920,945
Indiana — 0.6%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 560 562,058
Indiana Finance Authority
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,165
Series 2016A , RB , 5.00% , 10/01/26 ..... 750 752,660
Series 2025A , RB , 5.00% , 10/01/26 ..... 615 617,080
Series E , RB , 5.00% , 02/01/27 ......... 100 100,174
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 871,462
Indiana University
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,000
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 370,630
3,474,229
Iowa — 0.1%
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 445,000
Series 2023C , RB , 5.00% , 08/01/26 ..... 180 180,000
625,000
Kansas — 0.6%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/26 ................. 475 475,872
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 2,000,027
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 530,991
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 300,561
3,307,451
Kentucky — 0.4%
Kentucky Asset Liability Commission, Series
2021A, RB, 5.00%, 11/01/26 ......... 550 552,975
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26 ......... 265 265,457
Series A , RB , 5.00% , 10/01/26 ......... 255 255,917
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 1,075 1,080,895
2,155,244
Louisiana — 0.6%
State of Louisiana
Series 2016B , GO , 5.00% , 08/01/26 ..... 900 900,000
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 220,394
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,091,951
Series 2021 , RB , 5.00% , 09/01/26 ...... 375 375,671
Series 2023 , RB , 5.00% , 09/01/26 ...... 100 100,179
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2024C , GO , 5.00% , 12/01/26 ..... USD 500 $ 503,826
3,192,021
Maine — 0.2%
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/26 ......... 240 240,851
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 305 305,285
Series 2020A , RB , 5.00% , 09/01/26 ..... 455 455,775
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 90,518
Series C , RB , 5.00% , 11/01/26 ......... 270 271,554
1,363,983
Maryland — 1.8%
City of Baltimore
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 90,435
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 145,701
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 652,134
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 351,149
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 150,492
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 95,312
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 80,176
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 351,327
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 110,417
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 100,379
County of Frederick
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 75,000
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 295,000
County of Howard
Series 2019B , GO , 5.00% , 08/15/26 ..... 220 220,171
Series 2020A , GO , 5.00% , 08/15/26 ..... 520 520,405
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,676,467
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 714,190
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 256,505
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 115,679
County of Prince George's, Series 2017A, GO,
5.00%, 09/15/26 ................. 295 295,818
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. 190 190,316
State of Maryland
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 355,000
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,035,000
Series 2A , GO , 5.00% , 08/01/26 ....... 225 225,000
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 405,735
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 747,813
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 110,803
Washington Suburban Sanitary Commission,
Series 2016, RB, 5.00%, 06/01/27 (GTD) .. 105 105,123
10,471,547
Massachusetts — 2.8%
Commonwealth of Massachusetts
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 200,353
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 175,981
Series C , GO , 5.25% , 11/01/26 ........ 50 50,311
Massachusetts Clean Water Trust (The), Series
2006, RB, 5.25%, 08/01/26 .......... 230 230,000
Massachusetts Development Finance Agency
Series 2023FF , RB , 5.00% , 10/01/26 .... 325 326,153
Series 2020A , RB , 5.00% , 10/15/26 ..... 515 517,419

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... USD 165 $ 165,000
Series 2018C , RB , 5.00% , 08/01/26 ..... 345 345,000
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... 550 550,000
Series 2025E , RB , VRDN, ( TD Bank NA LIQ ),
2.02% , 08/11/26
(a)
............... 13,000 13,000,000
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 215,000
University of Massachusetts Building Authority,
Series 2017-3, RB, 5.00%, 11/01/26 ..... 150 150,863
15,926,080
Michigan — 0.6%
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 326,692
Michigan Finance Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 175 175,664
Series 2021B , RB , 5.00% , 10/01/26 ..... 255 255,963
Series 2017A-MI , RB , 5.00% , 12/01/26 ... 740 745,004
Michigan State Building Authority
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 65,300
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 140,617
Portage Public Schools, Series 2026, GO,
5.50%, 11/01/26 ................. 1,000 1,006,684
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 161,051
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 432,826
3,309,801
Minnesota — 1.6%
City of Minneapolis
Series 2018 , GO , 3.00% , 12/01/26 ...... 1,000 1,000,059
Series 2024 , GO , 5.00% , 12/01/26 ...... 80 80,628
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 141,089
Series 2018A , GO , 5.00% , 12/01/26 ..... 195 196,517
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 282,178
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 201,556
Series 2024A , GO , 5.00% , 12/01/26 ..... 475 478,695
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 236,715
Metropolitan Council
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 584,511
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,158,945
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. 185 185,312
State of Minnesota
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 445,000
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 420,000
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 380,000
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 410,000
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 495,000
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 310,000
Series 2025A , GO , 5.00% , 08/01/26 ..... 270 270,000
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 165,620
Series 2017B , GO , 5.00% , 10/01/26 ..... 180 180,677
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 491,842
COP , 5.00% , 11/01/26 .............. 385 387,121
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 458,482
8,959,947
Mississippi — 0.6%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 692,560
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 246,867
Security
Par (000)
Par (000) Value
Mississippi (continued)
Series 2016B , GO , 5.00% , 12/01/29 ..... USD 285 $ 287,172
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 643,620
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,576,925
3,447,144
Missouri — 0.4%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 246,841
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/26 ................. 100 100,557
Missouri Highway & Transportation Commission,
Series 2019B, RB, 5.00%, 11/01/26 ..... 1,385 1,392,698
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 12/01/26 ...... 175 176,154
Series 2025 , RB , 5.00% , 12/01/26 ...... 530 533,496
2,449,746
Nebraska — 0.1%
Douglas County Hospital Authority No. 2, Series
2025, RB, 5.00%, 11/01/26 .......... 300 301,363
Nevada — 0.4%
County of Clark
Series 2016A , GO , 5.00% , 11/01/26 ..... 100 100,177
Series 2016B , GO , 5.00% , 11/01/26 ..... 755 759,404
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 110,642
Series 2018B , GO , 5.00% , 12/01/26 ..... 150 151,178
State of Nevada
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,000
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 280,000
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 801,354
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 210,356
2,473,111
New Hampshire — 0.0%
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 240 240,179
New Jersey — 0.5%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. 565 564,835
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 150,695
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 305,000
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 185 185,358
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 221,087
Series B , RB , 5.00% , 11/01/26 ......... 920 924,545
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 270 270,630
New Jersey Transportation Trust Fund Authority,
Series 2016A-1, RB, 5.00%, 06/15/27 .... 120 120,620
2,742,770
New York — 21.6%
Battery Park City Authority, Series 2019D-
1, RB, VRDN, (TD Bank NA SBPA),
3.04%, 08/04/26
(a)
................ 13,600 13,600,000
City of New York
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 75,000

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018A , GO , 5.00% , 08/01/26 ..... USD 630 $ 630,000
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 295,000
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 1,060 1,060,000
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 630,000
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 640,000
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,000,000
Series A , GO , 5.00% , 08/01/26 ........ 765 765,000
Series C , GO , 5.00% , 08/01/26 ........ 690 690,000
Series 2025G, Sub-Series G-2 , GO ,
VRDN, ( Bank of America NA SBPA ),
2.95% , 08/04/26
(a)
............... 10,000 10,000,000
Series 2018B-4 , GO , VRDN, ( Barclays Bank
plc SBPA ), 3.05% , 08/04/26
(a)
....... 200 200,000
Series 2014I-2 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.05% , 08/04/26
(a)
7,700 7,700,000
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 45,075
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 366,267
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 325,555
City of Yonkers, Series 2026D, GO,
5.00%, 08/01/26 ................. 650 650,000
Long Island Power Authority
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 2.03% , 08/11/26
(a)
..... 10,000 10,000,000
Series 2026A , RB , VRDN, ( Bank of America
NA LOC ), 2.05% , 08/11/26
(a)
........ 11,500 11,500,000
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 205,377
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 55,101
Metropolitan Transportation Authority
Series 2015E-3 , RB , VRDN, ( Bank of
America NA LOC ), 2.95% , 08/04/26
(a)
.. 3,500 3,500,000
Series 2017B , RB , 5.00% , 11/15/26 ..... 1,720 1,731,243
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 3,600 3,623,532
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 100,654
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 503,268
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 100,371
Series 2024A , 5.00% , 11/15/26 ........ 300 301,952
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 125,814
New York City Municipal Water Finance
Authority
(a)
Series 2014AA-3 , RB , VRDN, ( TD Bank NA
SBPA ), 2.95% , 08/04/26 ........... 4,400 4,400,000
Series BB , RB , VRDN, ( TD Bank NA SBPA ),
2.16% , 08/11/26 ................ 10,000 10,000,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 390,000
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,380,000
Series 2018C-7 , RB , VRDN, ( TD Bank NA
SBPA ), 2.95% , 08/04/26
(a)
.......... 3,100 3,100,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.05% , 08/04/26
(a)
5,150 5,150,000
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 206,190
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 100,581
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 930,370
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 95,551
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 1,385 1,393,040
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 578,338
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 593,425
Series C , RB , 5.00% , 11/01/26 ......... 250 251,451
Security
Par (000)
Par (000) Value
New York (continued)
Series B , RB , 5.00% , 08/01/27 ......... USD 235 $ 235,000
New York State Dormitory Authority
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 115,270
Series 2025A , RB , 5.00% , 10/01/26 ..... 500 501,970
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 301,182
Series B , RB , 5.00% , 10/01/26 ......... 195 195,768
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 525,402
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 195,149
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 675,517
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 837,228
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/26 ....... 110 110,209
Series 213 , RB , 5.00% , 09/01/26 ....... 280 280,532
Series 230 , RB , 4.00% , 12/01/26 ....... 85 85,415
Series 243 , RB , 5.00% , 12/01/26 ....... 415 418,368
Triborough Bridge & Tunnel Authority
Series 2005B-3 , RB , VRDN, ( Bank of
America NA LOC ), 2.95% , 08/04/26
(a)
.. 1,450 1,450,000
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 2.16% , 08/11/26
(a)
.. 15,200 15,200,000
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 392,496
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 613,904
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 503,200
Series A , RB , 5.00% , 11/15/26 ......... 95 95,608
Series B , RB , 5.00% , 11/15/26 ......... 355 357,272
Series 2025A , RB , 5.00% , 12/01/26 ..... 1,490 1,501,649
123,579,294
North Carolina — 0.8%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/26 .... 100 100,755
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 382,957
Series 2026A , COP , 5.00% , 12/01/26 .... 520 523,926
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 350 350,000
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/26 ... 250 251,896
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 370,650
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/26 ...... 950 951,669
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 565,000
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 320 320,573
County of Wake
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 175,314
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 256,959
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 245,937
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 170,310
4,665,946
Ohio — 2.7%
City of Cincinnati Water System, Series B, RB,
5.00%, 12/01/26 ................. 640 644,980
City of Cleveland, Series 2015, GO,
5.00%, 12/01/26 ................. 200 200,331
City of Columbus, Series 2016A, GO,
4.00%, 08/15/26 ................. 550 550,235
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/26 ................. 310 312,238
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 410 413,096

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. USD 335 $ 335,573
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 166,107
Ohio State University (The)
Series 2023D-1 , RB , VRDN,
2.00% , 08/11/26
(a)
............... 10,000 10,000,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 355 357,764
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 75,594
Series 2019 , RB , 5.00% , 12/01/26 ...... 185 186,465
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 186,465
Ohio Water Development Authority Water
Pollution Control Loan Fund, Series 2017A,
RB, 5.00%, 12/01/26 .............. 360 362,850
State of Ohio
Series 2017C , GO , 5.00% , 08/01/26 ..... 265 265,000
Series 2018 , COP , 5.00% , 09/01/26 ..... 330 330,544
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 280,734
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 100,262
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 110,392
Series T , GO , 5.00% , 11/01/26 ......... 115 115,636
Series 2020A , RB , 5.00% , 12/01/26 ..... 80 80,586
15,074,852
Oklahoma — 0.1%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 150 151,001
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 425 425,673
Oklahoma Water Resources Board, Series 2016,
RB, 5.00%, 04/01/27 (OK CERF) ....... 190 190,309
766,983
Oregon — 0.4%
City of Portland Sewer System, Series 2018A,
RB, 5.00%, 05/01/27 .............. 305 305,522
State of Oregon, Series 2019G, GO,
5.00%, 08/01/26 ................. 1,080 1,080,000
State of Oregon Department of Transportation
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 281,880
Series B , RB , 5.00% , 11/15/26 ......... 180 181,209
Tri-County Metropolitan Transportation District
of Oregon
Series 2017A , RB , 5.00% , 09/01/26 ..... 90 90,165
Series 2017A , RB , 5.00% , 10/01/26 ..... 260 260,884
2,199,660
Pennsylvania — 6.2%
City of Philadelphia
Series 2017A , GO , 5.00% , 08/01/26 ..... 800 800,000
Series 2019A , GO , 5.00% , 08/01/26 ..... 225 225,000
Series 2025C , GO , 5.00% , 08/01/26 ..... 775 775,000
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/26 ( AGC ) 300 300,451
Series 2016 , RB , 5.00% , 10/01/26 ...... 680 682,377
Commonwealth of Pennsylvania
Series 2026 , GO , 5.00% , 08/01/26 ...... 1,000 1,000,000
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,020 2,025,413
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 250 250,928
County of Allegheny, Series C-83, GO,
5.00%, 11/01/26
(c)
................ 1,000 1,005,549
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 335 335,252
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ USD 65 $ 65,412
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 402,606
Pennsylvania Housing Finance Agency, Series
2021-137, RB, 5.00%, 10/01/26 ....... 100 100,338
Pennsylvania State University (The)
Series A , RB , 5.00% , 09/01/26 ......... 150 150,267
Series B , RB , 5.00% , 09/01/26 ......... 660 661,176
Pennsylvania Turnpike Commission
Series 2020 , RB , VRDN, ( TD Bank NA LOC ),
2.16% , 08/11/26
(a)
............... 5,920 5,920,000
Series 2025 , RB , VRDN, ( Bank of America
NA LOC ), 2.18% , 08/11/26
(a)
........ 16,625 16,625,000
Series 1 , RB , 5.00% , 12/01/26 ......... 250 251,847
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 151,163
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 438,256
Series 2020B , RB , 5.00% , 12/01/26 ..... 100 100,775
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 760,746
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 100 100,775
Series A-1 , RB , 5.00% , 12/01/26 ....... 150 151,163
Series A-2 , RB , 5.00% , 12/01/26 ....... 490 493,798
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/26 ................. 605 606,907
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 ......... 880 881,484
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 100,152
35,361,835
Rhode Island — 0.1%
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 205 205,367
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/26 ................. 315 316,195
521,562
South Carolina — 0.6%
Charleston Educational Excellence Finance
Corp., Series 2024, RB, 5.00%, 12/01/26 .. 790 795,782
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 165,966
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,108,451
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 335 337,343
Series 2021B , RB , 5.00% , 12/01/26 ..... 200 201,399
Series 2025B , RB , 5.00% , 12/01/26 ..... 485 488,392
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 210,803
3,308,136
South Dakota — 0.0%
South Dakota Conservancy District, Series
2017B, RB, 5.00%, 08/01/26 ......... 240 240,000
Tennessee — 0.8%
Chattanooga Health Educational & Housing
Facility Board, Series 2019A-1, RB,
5.00%, 08/01/26 ................. 65 65,000
City of Memphis, Series 2020A, GO,
5.00%, 12/01/26 ................. 100 100,732
City of Memphis Light Gas & Water Division
Electric System
Series 2017 , RB , 5.00% , 12/01/26 ...... 50 50,366

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2024 , RB , 5.00% , 12/01/26 ...... USD 465 $ 468,402
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 575 577,122
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 160 160,165
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/26 ................. 500 500,000
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 165,000
Series B , GO , 5.00% , 08/01/26 ........ 260 260,000
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 60,356
Series A , GO , 5.00% , 08/01/27 ........ 110 110,187
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 100 100,566
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 281,584
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 590 593,337
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 815 819,610
4,312,427
Texas — 13.2%
Athens Independent School District, Series
2016, GO, 5.00%, 08/15/26 (PSF) ...... 155 155,106
Austin Community College District, Series 2025,
GO, 5.00%, 08/01/26 .............. 110 110,000
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 225 225,000
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 850,000
Series 2023 , GO , 5.00% , 08/01/26 ...... 220 220,000
Series C , GO , 5.00% , 08/01/26 ........ 475 475,000
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 670 670,513
Series 2016C , RB , 5.00% , 08/15/26 ..... 595 595,456
Series 2016J , RB , 5.00% , 08/15/26 ..... 1,060 1,060,812
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 120,085
City of Austin
Series 2020 , GO , 5.00% , 09/01/26 ...... 980 981,739
GO , 5.00% , 11/01/26 ............... 200 201,171
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 553,381
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 150,936
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 201,263
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 220 220,153
City of Dallas Waterworks & Sewer System,
Series 2021C, RB, 5.00%, 10/01/26 ..... 225 225,839
City of Denton, Series 2017, RB,
5.00%, 12/01/26 ................. 400 402,904
City of Houston Combined Utility System
Series 2018C , RB , VRDN, ( Bank of America
NA SBPA ), 2.19% , 08/11/26
(a)
....... 20,000 20,000,000
Series 2002C , RB , 5.00% , 11/15/26 ..... 505 508,537
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,111
Series 2018D , RB , 5.00% , 11/15/26 ..... 100 100,700
Series 2024A , RB , 5.00% , 11/15/26 ..... 740 745,183
City of Irving, Series 2017, GO, 5.50%, 08/15/26 285 285,268
City of Plano, Series 2019, GO, 5.00%, 09/01/26 160 160,265
City of San Antonio
Series 2018 , GO , 5.00% , 08/01/26 ...... 490 490,000
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 480,000
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 760 760,544
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017A , GO , 5.00% , 10/01/26 ..... USD 205 $ 205,737
Series 2020A , GO , 5.00% , 10/01/26 ..... 445 446,601
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 115,179
County of Harris Toll Road, Series 2018A, RB,
5.00%, 08/15/26 ................. 350 350,266
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 865 871,366
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 455 457,518
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 206,134
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 160,885
Series 2025B , RB , 5.00% , 11/01/26 ..... 395 397,186
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 55 55,040
Series 2022A , GO , 5.00% , 08/15/26 ..... 60 60,043
Ector County Independent School District, Series
2024A, GO, 5.00%, 08/15/26 (PSF) ..... 875 875,680
Fort Bend Independent School District
Series 2020A , GO , 5.00% , 08/15/26 ( PSF ) 80 80,058
Series 2024A , GO , 5.00% , 08/15/26 ( PSF ) 275 275,199
Frisco Independent School District, Series 2017,
GO, 5.00%, 08/15/26 (PSF) .......... 155 155,106
Harris County Cultural Education Facilities
Finance Corp., Series 2019A, RB,
5.00%, 12/01/26 ................. 450 453,147
Houston Independent School District
Public Facility Corp., Series 2019, RB,
5.00%, 09/15/26 ................. 155 155,399
Klein Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 170 170,000
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 555 555,000
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) .. 745 745,000
Laredo Independent School District, Series
2024, GO, 5.00%, 08/01/26 (PSF) ...... 170 170,000
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 435,329
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 195,319
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 280,106
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 145,102
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 245 245,173
Series 2017A , GO , 5.00% , 08/15/26 ( PSF ) 60 60,042
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) .. 545 545,384
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/26 (PSF) ...... 100 100,074
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 270,462
Series A , RB , 5.00% , 11/01/26 ......... 370 372,076
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 150,140
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 330 330,596
Series 2025 , RB , 5.00% , 09/01/26 ...... 625 626,129
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 220 220,000
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 270 270,124
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 340 340,268
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 280 280,220
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 600 600,000
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 510 510,000
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/26 ( PSF ) .. 305 305,240

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2022 , GO , 5.00% , 08/15/26 ( PSF ) .. USD 25 $ 25,020
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 125 125,098
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 2.95% , 08/04/26
(a)
.......... 21,190 21,190,000
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 191,236
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 250 250,198
State of Texas
Series 2019A , GO , 5.00% , 08/01/26 ..... 290 290,000
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 627,360
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,025 1,028,870
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 360,638
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 155,135
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 180,157
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 300,258
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,765 1,771,549
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 557,059
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 .............. 675 675,000
Texas Water Development Board
Series 2020 , RB , 5.00% , 08/01/26 ...... 380 380,000
Series 2021 , RB , 5.00% , 08/01/26 ...... 220 220,000
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 321,510
Series 2018B , RB , 5.00% , 10/15/26 ..... 615 617,902
Series 2019A , RB , 5.00% , 10/15/26 ..... 100 100,472
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,065 1,065,000
Series 2019 , RB , 5.00% , 08/01/26 ...... 380 380,000
75,064,756
Utah — 0.2%
County of Salt Lake, Series 2017, RB,
5.00%, 08/15/26 ................. 140 140,109
University of Utah (The)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 400 400,000
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 195,000
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 290 290,000
Series B1 , RB , 5.00% , 08/01/26 ........ 360 360,000
1,385,109
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,007,356
Series 20243 , RB , 5.00% , 12/01/26 ..... 50 50,368
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 105,772
1,163,496
Virginia — 2.1%
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 120,000
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 175,298
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 435,785
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 250 250,000
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 300 300,234
Series A , GO , 5.00% , 08/15/30 ........ 160 160,117
Security
Par (000)
Par (000) Value
Virginia (continued)
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) USD 295 $ 295,654
Series 2025A , GO , 5.00% , 10/01/26 ( SAW ) 90 90,343
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 100,000
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 155,000
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 155 155,276
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 166,273
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 428,279
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 100,772
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,040 1,048,024
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 210,358
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,570 1,570,000
Loudoun County Economic Development
Authority, Series 2016B, RB, 5.00%, 12/01/26 300 302,196
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 225 225,838
Virginia College Building Authority
Series 2016A , RB , 3.00% , 09/01/26 ( ST
INTERCEPT ) .................. 100 100,001
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 255,426
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 330,580
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 09/15/26 ...... 205 205,561
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 100,274
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 75,205
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 170 170,000
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 155,000
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 500,000
Series B , RB , 5.00% , 08/01/26 ......... 215 215,000
Series A , RB , 5.00% , 08/01/27 ......... 500 500,852
Virginia Public School Authority
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 175,000
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 135 135,000
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 110,000
Series 2019A , RB , 5.00% , 08/01/26 ..... 100 100,000
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 410 410,000
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 385 385,000
Virginia Resources Authority
5.00% , 11/01/26 .................. 90 90,142
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 492,675
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 140,764
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 437,375
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 507,757
11,881,059
Washington — 9.6%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 325,582
Central Puget Sound Regional Transit Authority,
Series 2021S-1, RB, 5.00%, 11/01/26 .... 820 824,620
City of Seattle
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 2.95% , 08/04/26
(a)
........... 21,200 21,200,000
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 340,364
Series 2021 , RB , 5.00% , 09/01/26 ...... 120 120,220

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2017C , RB , 5.00% , 09/01/26 ..... USD 240 $ 240,435
Series 2016B , RB , 5.00% , 04/01/27 ..... 280 280,187
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 110,215
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,053
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 480 480,000
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 216,611
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,150,106
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 160 160,671
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 300 302,228
Series 2017 , GO , 5.00% , 12/01/26 ( GTD ) . 55 55,408
County of King
(a)
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 3.00% , 08/04/26 ........ 8,965 8,965,000
Series 2024 , RB , VRDN, ( Bank of America
NA SBPA ), 3.08% , 08/04/26 ........ 10,600 10,600,000
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 216,682
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 60,459
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/26 (GTD) ............. 315 317,485
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/26 (GTD) . 235 236,830
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/26
(GTD) ....................... 100 100,726
Klickitat County Public Utility District No. 1,
Series 2025, RB, 5.00%, 12/01/26 (AGC) .. 625 629,166
North Thurston Public Schools, Series 2017,
GO, 5.00%, 12/01/26 (GTD) .......... 110 110,857
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,757
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 290 290,299
Pierce County School District No. 320 Sumner,
Series 2015, GO, 3.50%, 12/01/26 (GTD) . 150 150,040
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/26
(GTD) ....................... 115 115,842
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/26 ................. 1,005 1,005,000
Port of Tacoma, Series 2008B, RB, VRDN,
(Bank of America NA LOC), 2.06%, 08/11/26
(a)
2,075 2,075,000
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/26
(GTD) ....................... 140 141,090
Spokane County School District No. 356 Central
Valley, Series 2025, GO, 5.00%, 12/01/26 . 435 438,388
State of Washington
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 415,000
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 500,000
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 125,000
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 420,000
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 65,000
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 105,000
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 155,000
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 45,000
University of Washington, Series A, RB,
5.00%, 12/01/26 ................. 245 246,835
Security
Par (000)
Par (000) Value
Washington (continued)
Washington Health Care Facilities Authority,
Series 2018B, RB, 5.00%, 10/01/26 ..... USD 600 $ 601,833
54,753,989
West Virginia — 0.2%
State of West Virginia
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(b)
.................... 255 253,164
Series 2018B , GO , 5.00% , 12/01/26 ..... 235 236,806
Series 2019A , GO , 5.00% , 12/01/26 ..... 370 372,844
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 550 550,919
1,413,733
Wisconsin — 0.6%
City of Madison, Series 2018A, GO,
3.00%, 10/01/26 ................. 500 500,075
County of Kenosha, Series 2018A, GO,
3.00%, 09/01/26 ................. 1,000 999,856
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 125 125,273
Public Finance Authority, Series 2022A-1, RB,
VRDN, 3.30%, 10/01/26
(a)
........... 100 99,961
State of Wisconsin
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 724,126
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 608,467
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 115,659
Wisconsin Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 08/15/26 115 115,081
3,288,498
Total Long-Term Investments — 106 .2%
(Cost: $ 607,609,376 ) .............................. 607,587,303
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(d) (e)
......... 940,178 940,272
Total Short-Term Securities — 0 .2%
(Cost: $ 940,272 ) ................................. 940,272
Total Investments — 106 .4%
(Cost: $ 608,549,648 ) .............................. 608,527,575
Liabilities in Excess of Other Assets — (6.4) % ............. (36,365,586)
Net Assets — 100.0% ...............................
$ 572,161,989
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 616,091 $ 324,862
(a)
$ — $ (681) $ — $ 940,272 940,178 $ 110,265 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 607,587,303 $ — $ 607,587,303
Short-Term Securities
Money Market Funds ...................................... 940,272 — — 940,272
$ 940,272 $ 607,587,303 $ — $ 608,527,575

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
VRDN Variable Rate Demand Notes